SHARE-BASED COMPENSATION - Recognized share-based compensation expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	¥ 143	¥ 87	¥ 109
Hotel operating costs
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	31	33	39
Selling and marketing expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	6	4	4
General and administrative expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Recognized share-based compensation expenses	¥ 106	¥ 50	¥ 66